Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments
Derivative Instruments
The Company enters into derivative instruments for both risk management and efficient portfolio management. The Company is exposed to potential loss from various market risks, and manages its market risks based on guidelines established by management and the Risk and Finance Committee of the Company's Board of Directors. The Company recognizes all derivatives as either assets or liabilities on the balance sheets and measures those instruments at fair value, with the changes in fair value of derivatives shown in the consolidated statement of income as "Net realized and unrealized gains (losses) on derivative instruments" unless the derivatives are designated as hedging instruments. The accounting for derivatives that are designated as hedging instruments is described in Item 8, Note 2(h), "Significant Accounting Policies - Derivative Instruments," to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015.
The following table summarizes information on the location and gross amounts of derivative fair values contained in the consolidated balance sheets as of March 31, 2016 and December 31, 2015:

	March 31, 2016				December 31, 2015
(U.S. dollars in thousands)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1,216,823	$50,707	$1,001,752	$54,387	$1,667,585	$64,289	$674,976	$11,941
Total derivatives designated as hedging instruments	$1,216,823	$50,707	$1,001,752	$54,387	$1,667,585	$64,289	$674,976	$11,941
Derivatives not designated as hedging instruments:
Investment Related Derivatives:
Foreign exchange exposure	199,007	2,501	46,628	534	102,234	2,888	144,707	1,702
Credit exposure	5,000	414	70,682	11,869	8,433	652	71,614	12,067
Financial market exposure	5	4	28,480	1,384	37	77	26,500	417

	March 31, 2016				December 31, 2015
(U.S. dollars in thousands)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Other Non-Investment Derivatives:
Foreign exchange contracts	188,400	2,492	—	—	194,566	2,009	—	—
Credit exposure	—	—	30,090	28	29,874	31	—	—
Guaranteed minimum income benefit contract	49,562	20,486	49,562	20,486	46,032	19,368	46,032	19,368
Modified coinsurance funds withheld contracts (2)	58,719	—	4,556,696	—	60,667	—	4,620,879	—
Total derivatives not designated as hedging instruments	$500,693	$25,897	$4,782,138	$34,301	$441,843	$25,025	$4,909,732	$33,554
Total derivatives		$76,604		$88,688		$89,314		$45,495
Counterparty netting		(37,870)		(37,870)		(3,087)		(3,087)
Total derivatives net of counterparty netting (1)		38,734		50,818		86,227		42,408
Cash collateral held/paid (3)		(5,520)		(4,230)		(30,958)		—
Total derivatives as recorded in the balance sheets		$33,214		$46,588		$55,269		$42,408
____________

(1)
Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements.

(2)
The fair value movements in derivative assets and liabilities relating to modified coinsurance funds withheld contracts are included within the associated asset or liability at each period end on the face of the balance sheets. Notional amounts associated with reinsurance agreements under which the Company assumes reinsurance risk are recorded as asset derivative notional amounts. Notional amounts associated with the GreyCastle Life Retro Arrangements under which the Company cedes reinsurance risk are recorded as liability derivative notional amounts. Included in the liability derivative notional amount as of March 31, 2016 is the cumulative net realized and unrealized loss on life retrocession embedded derivative of $681.8 million.

(3)
As of March 31, 2016, the Company held cash collateral related to foreign currency derivative positions and certain other derivative positions of $5.5 million for derivatives in an asset position and paid cash collateral of $4.2 million for derivatives in a liability position. As of December 31, 2015, the Company held cash collateral related to foreign currency derivative position and certain other derivative positions of $31.0 million for derivatives in an asset position and paid cash collateral of nil for derivatives in a liability position. The assets and liabilities related to the net collateral paid or held were recorded as Other assets and Other liabilities within the unaudited consolidated balance sheets as the collateral and derivative positions are not intended to be settled on a net basis.

(a) Derivative Instruments Designated as Fair Value Hedges
The Company may designate certain of its derivative instruments as fair value hedges or cash flow hedges and formally and contemporaneously documents all relationships between the hedging instruments and hedged items and links the hedging derivatives to specific assets and liabilities. The Company assesses the effectiveness of the hedge both at inception and on an on-going basis, and determines whether the hedge is highly effective in offsetting changes in fair value or cash flows of the linked hedged item.
The Company may use foreign exchange contracts to hedge the fair value of certain fixed income securities as well as to hedge certain net investments in foreign operations. For the three months ended March 31, 2016, there is no exposure to fair value hedges.
Settlement of Fair Value Hedges
A summary of the fair value hedges that have been settled and their impact on results during the indicated periods as well as the remaining balance of fair value hedges and average years remaining to maturity as of March 31, 2016 and 2015 are shown below:

Settlement of Fair Value Hedges - Summary	Fair Value Hedges - Deposit Liabilities March 31,
(U.S. dollars in thousands)	2016	2015
Cumulative reduction to interest expense	$106,056	$97,705
Remaining balance	127,139	135,490
Weighted average years remaining to maturity	21.2	22.2

(b) Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation
The Company utilizes foreign exchange contracts to hedge the fair value of certain net investments in foreign operations. During the three months ended March 31, 2016 and 2015, the Company entered into foreign exchange contracts that were formally designated as hedges of investments in foreign subsidiaries, the majority of which have functional currencies of either U.K. sterling or the Euro. There was no ineffectiveness in these transactions.
The following table provides the weighted average U.S. dollar equivalent of foreign denominated net assets that were hedged and the resulting derivative gain (loss) that was recorded in the foreign currency translation adjustment, net of tax, account within AOCI for the three months ended March 31, 2016 and 2015:

Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation - Summary	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$2,234,748	$628,941
Derivative gains (losses) (1)	(11,515)	66,770

____________

(1)
Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.

(c) Derivative Instruments Not Formally Designated As Hedging Instruments
The following table provides the total impact on earnings relating to derivative instruments not formally designated as hedging instruments under authoritative accounting guidance and from the ineffective portion of fair value hedges. The impacts are all recorded through Net realized and unrealized gains (losses) on derivatives in the income statement for the three months ended March 31, 2016 and 2015:

Net Realized and Unrealized Gains (Losses) on Derivative Instruments	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Investment Related Derivatives:
Interest rate exposure	$781	$9,637
Foreign exchange exposure	(670)	(1,362)
Credit exposure	(163)	82
Financial market exposure	(1,010)	3,041
Other Non-Investment Derivatives:
Foreign exchange contracts	(1,181)	2,059
Credit exposure	(303)	1,346
Modified coinsurance funds withheld contract	(1,076)	1,718
Net realized and unrealized gains (losses) on derivative instruments	$(3,622)	$16,521

Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(236,080)	$(229,367)

The Company’s objectives in using these derivatives are explained below.
(c)(i) Investment Related Derivatives
The Company, either directly or through its investment managers, may use derivative instruments within its investment portfolio, including interest rate swaps, inflation swaps, commodity contracts, total return swaps, credit derivatives (single name and index credit default swaps), options, forward contracts and financial futures (foreign exchange, bond and stock index futures), primarily as a means of economically hedging exposures to interest rate, credit spread, equity price changes and foreign currency risk or, in limited instances, for efficient portfolio management. When using cleared (exchange traded) derivatives, the Company is exposed to the credit risk of the applicable clearing house and of the Company's future commissions merchant. When using uncleared (over-the-counter) derivatives, the Company is exposed to credit risk in the event of non-performance by the counterparties under any derivative contracts, although the Company generally seeks to use credit support arrangements with counterparties to help manage this risk.
Investment Related Derivatives – Interest Rate Exposure
The Company utilizes risk management and overlay strategies that incorporate the use of derivative financial instruments, primarily to manage its fixed income portfolio duration and net economic exposure to interest rate risks. The Company may also use interest rate swaps to convert certain liabilities from a fixed rate to a variable rate of interest or to convert a variable rate of interest from one basis to another.
Investment Related Derivatives – Foreign Exchange Exposure
The Company has exposure to foreign currency exchange rate fluctuations through its operations and in its investment portfolio. The Company uses foreign exchange contracts to manage its exposure to the effects of fluctuating foreign currencies on the value of certain of its foreign currency fixed maturities. These contracts are not designated as specific hedges for financial reporting purposes and, therefore, realized and unrealized gains and losses on these contracts are recorded in income in the period in which they occur. These contracts generally have maturities of twelve months or less.
In addition, certain of the Company's investment managers may, subject to investment guidelines, enter into forward contracts.
Investment Related Derivatives – Credit Exposure
Credit derivatives may be purchased within the Company's investment portfolio in the form of single name, basket or index credit default swaps and swaptions, which are used to mitigate credit exposure through a reduction in credit spread duration (i.e., macro credit strategies rather than single-name credit hedging) or exposure to securities of selected issuers, including issuers that are not held in the underlying fixed income portfolio.
Investment Related Derivatives – Financial Market Exposure
Stock index futures may be purchased within the Company's investment portfolio in order to create synthetic equity exposure and to add value to the portfolio with overlay strategies where market inefficiencies are believed to exist. From time to time, the Company may enter into other financial market exposure derivative contracts on various indices including, but not limited to, inflation and commodity contracts.
(c)(ii) Other Non-Investment Derivatives
Foreign Exchange Contracts
On January 9, 2015, the Company entered into the FX Forwards with Morgan Stanley Capital Services LLC and Goldman Sachs International. The purpose of the FX Forwards was to mitigate risk of foreign currency exposure related to the Catlin Acquisition. Following the closing of the Catlin Acquisition, the FX Forwards were settled.
In connection with the Catlin Acquisition and the FX Forwards, during 2015, certain foreign exchange contracts utilized to hedge the fair value of certain net investments in foreign operations were de-designated as hedging instruments; subsequently during the second quarter, the hedging relationships were then re-established.
In the fourth quarter of 2015, the Company entered into an average rate option to mitigate the risk of foreign currency exposure to certain cash flows denominated in U.K. sterling. The option will mature in the fourth quarter of 2016. Additionally, the Company has a small forward purchase to mitigate exposure to certain cash flows denominated in New Zealand dollars.
Credit Exposure
During the year ended December 31, 2014, the Company entered into a non-investment related credit derivative relating to a number of reference pool mortgage tranches associated with actual mortgage loans that were securitized into agency mortgage-backed securities and sold as Structured Agency Credit Risk Notes. As of March 31, 2016, there was no reported event of default on this obligation. The credit derivative is recorded at fair value based upon models developed by the Company. Significant unobservable inputs considered in the valuation include the impact of changes in interest rates, future default, delinquency and prepayment rates, credit spreads, changes in credit quality, and other market factors.
Guaranteed Minimum Income Benefit Contract
The Company also has derivatives embedded in certain reinsurance contracts. For a certain life reinsurance contract, the Company pays the ceding company a fixed amount equal to the estimated present value of the excess of the guaranteed benefit over the account balance upon the policyholder's election to take the income benefit. The fair value of this derivative is determined based on the present value of expected cash flows.
Modified Coinsurance and Funds Withheld Contracts
The Company has modified coinsurance and funds withheld reinsurance agreements that provide for a return to be paid to the Company based on a portfolio of fixed income securities. As such, the agreements contain an embedded derivative. The embedded derivative is bifurcated from the funds withheld balance and recorded at fair value with changes in fair value recognized in earnings through Net realized and unrealized gains (losses) on derivative instruments.
Modified Coinsurance Funds Withheld Reinsurance Agreements - Life Retrocession Embedded Derivative
In addition, the Company has entered into GreyCastle Life Retro Arrangements, as described in Note 1, "Basis of Preparation and Consolidation." The embedded derivative related to the GreyCastle Life Retro Arrangements is recorded at fair value with changes in fair value recognized in earnings through Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets.
The impact of the GreyCastle Life Retro Arrangements on the Company's results was as follows:

Impact of GreyCastle Life Retro Arrangements	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Underwriting profit (loss) (1)	$—	$603
Net investment income - Life Funds Withheld Assets	41,560	50,419
Net realized gains (losses) on investments sold - Life Funds Withheld Assets	34,416	52,738
Net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	69,096	760
OTTI on investments - Life Funds Withheld Assets	(2,346)	(5,209)
Exchange gains (losses)	11,119	3,684
Other income and expenses	(146)	(1,298)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	(236,080)	(229,367)
Net income (loss)	$(82,381)	$(127,670)
Change in net unrealized gains (losses) on investments - Life Funds Withheld Assets, net of tax	51,990	37,115
Change in adjustments related to future policy benefit reserves, net of tax	17,035	60,356
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	13,356	30,802
Total changes to other comprehensive income as a result of GreyCastle Life Retro Arrangements	$82,381	$128,273
Comprehensive income (loss)	$—	$603
____________

(1)
The underwriting profit of $0.6 million relates to a premium adjustment during the three months ended March 31, 2015 relating to the GreyCastle Life Retro Arrangements transaction. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the three months ended March 31, 2015.

As shown in the table above, although the Company's net income (loss) is subject to variability related to the GreyCasstle Life Retro Arrangements, there is minimal net impact on the Company's comprehensive income in any period. The life retrocession embedded derivative value includes the interest income, unrealized gains and losses, and realized gains and losses from sales on the Life Funds Withheld Assets.
The change in the value of the life retrocession embedded derivative includes the interest income, realized and unrealized gains and losses on Life Funds Withheld Assets and certain related expenses are as follows:

Components of Life Retrocession Embedded Derivative and Derivative Instruments - Life Funds Withheld Assets:	Three months ended March 31,
(U.S. dollars in thousands)	2016	2015
Interest income - Life Funds Withheld Assets	$(43,110)	$(50,996)
Realized and unrealized gains (losses) - Life Funds Withheld Assets	(174,932)	(152,830)
Other	146	96
Net realized and unrealized gains (losses) on life retrocession embedded derivative	$(217,896)	$(203,730)
Net adjustments related to future policy benefit reserves, net of tax	(22,053)	(11,954)
Net realized and unrealized gains (losses) on derivative instruments - Life Funds Withheld Assets	3,869	(13,683)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(236,080)	$(229,367)

(d) Contingent Credit Features
Certain derivative agreements entered into by the Company or its subsidiaries contain credit rating downgrade provisions that permit early termination of the agreements by the counterparty if collateral is not posted following failure to maintain certain credit ratings from one or more of the principal credit rating agencies. If the Company were required to terminate such agreements early due to a credit rating downgrade, it could potentially be in a net liability position at the time of settlement of such agreements. The aggregate fair value of all derivative agreements containing such rating downgrade provisions that were in a liability position and any collateral posted under these agreements as of March 31, 2016 and December 31, 2015 were as follows:

Contingent Credit Features - Summary: (U.S. dollars in thousands)	March 31, 2016	December 31, 2015
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	$19,038	$5,827
Collateral posted to counterparty	$600	$—

Derivative Instruments
The Company enters into derivative instruments for both risk management and investment purposes. The Company is exposed to potential loss from various market risks, and manages its market risks based on guidelines established by management and the Risk and Finance Committee of the Company's Board of Directors. The Company recognizes all derivatives as either assets or liabilities on the balance sheets and measures those instruments at fair value, with the changes in fair value of derivatives shown in the consolidated statement of income as "Net realized and unrealized gains (losses) on derivative instruments" unless the derivatives are designated as hedging instruments. The accounting for derivatives that are designated as hedging instruments is described in Note 2(h), "Significant Accounting Policies - Derivative Instruments." The following table summarizes information on the location and gross amounts of derivative fair values contained in the consolidated balance sheets at December 31, 2015 and 2014:

(U.S. dollars in thousands)	2015				2014
	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)	Asset Derivative Notional Amount	Asset Derivative Fair Value (1)	Liability Derivative Notional Amount	Liability Derivative Fair Value (1)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1,667,585	$64,289	$674,976	$11,941	$2,300,609	$121,862	$302,211	$2,936
Total derivatives designated as hedging instruments	$1,667,585	$64,289	$674,976	$11,941	$2,300,609	$121,862	$302,211	$2,936
Derivatives not designated as hedging instruments:
Investment Related Derivatives:
Interest rate exposure	$—	$—	$—	$—	$394,597	$206	$20,782	$51
Foreign exchange exposure	102,234	2,888	144,707	1,702	7,385	403	207,182	4,442
Credit exposure	8,433	652	71,614	12,067	2,408	165	14,270	9,836
Financial market exposure	37	77	26,500	417	46,145	360	33,670	34
Financial Operations Derivatives:
Credit exposure	—	—	—	—	—	—	—	—
Other Non-Investment Derivatives:
Foreign exchange contracts	194,566	2,009	—	—	—	—	81,194	282
Credit exposure	29,874	31	—	—	31,060	60	—	—
Guaranteed minimum income benefit contract	46,032	19,368	46,032	19,368	46,249	13,603	46,249	13,603
Modified coinsurance funds withheld contract (2)	60,667	—	4,620,879	—	64,947	—	5,401,278	—
Total derivatives not designated as hedging instruments	$441,843	$25,025	$4,909,732	$33,554	$592,791	$14,797	$5,804,625	$28,248
____________

(1)
Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, in the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis.

(2)
The fair value movements in derivative assets and liabilities relating to modified coinsurance funds withheld contracts are included within the associated asset or liability at each period end on the face of the balance sheets. Notional amounts associated with reinsurance agreements under which the Company assumes reinsurance risk are recorded as asset derivative notional amounts. Notional amounts associated with the GreyCastle Life Retro Arrangements under which the Company cedes reinsurance risk are recorded as liability derivative notional amounts. Included in the liability derivative notional amount at December 31, 2015 is the cumulative net realized and unrealized loss on life retrocession embedded derivative of $463.9 million.

The following table summarizes information on the gross and net amounts of derivative fair values and associated collateral received related to derivative assets, or collateral provided relating to derivative liabilities reported in other assets and other liabilities within the consolidated balance sheets at December 31, 2015 and 2014:

				Gross Amounts Not Offset in the Balance Sheets
December 31, 2015 (U.S. dollars in thousands)	Gross Amounts Recognized in the Balance Sheets	Gross Amounts Offset in the Balance Sheets	Net Amounts in the Balance Sheets	Financial Instruments	Cash Collateral	Net Amounts
Derivative Assets	$89,314	$3,087	$86,227	$—	$30,958	$55,269
Derivative Liabilities	$45,495	$3,087	$42,408	$—	$—	$42,408

December 31, 2014 (U.S. dollars in thousands)
Derivative Assets	$136,659	$696	$135,963	$—	$78,580	$57,383
Derivative Liabilities	$31,184	$696	$30,488	$—	$—	$30,488

Derivative instruments in an asset or liability position are included within Other assets or Other liabilities, respectively, on the balance sheets on a net basis where the Company has both a legal right of offset and the intention to settle the contracts on a net basis. The Company often enters into different types of derivative contracts with a single counterparty and these contracts are covered under netting agreements. At December 31, 2015 and 2014, the Company held cash collateral related to foreign currency derivative positions and certain other derivative positions of $31.0 million and $78.6 million, respectively. The assets and liabilities related to the net collateral paid or held were recorded as Other assets and Other liabilities, respectively, within the consolidated balance sheets as the collateral and derivative positions are not intended to be settled on a net basis.
(a) Derivative Instruments Designated as Fair Value Hedges
The Company designates certain of its derivative instruments as fair value hedges or cash flow hedges and formally and contemporaneously documents all relationships between the hedging instruments and hedged items and links the hedging derivative to specific assets and liabilities. The Company assesses the effectiveness of the hedge both at inception and on an on-going basis, and determines whether the hedge is highly effective in offsetting changes in fair value or cash flows of the linked hedged item.
The Company uses foreign exchange contracts to hedge the fair value of certain fixed income securities as well as to hedge certain net investments in foreign operations. In connection with the Catlin Acquisition and the FX Forwards, certain foreign exchange contracts utilized to hedge the fair value of certain net investments in foreign operations were de-designated as hedging instruments up until the time that the Catlin Acquisition was completed. Thereafter, these foreign exchange contracts were re-designated as hedging instruments. For the year ended December 31, 2015, there is no exposure to fair value hedges.
The following table provides the total impact on earnings relating to derivative instruments formally designated as fair value hedges along with the impacts of the related hedged items for the years indicated:

Derivatives Designated as Fair Value Hedges (U.S. dollars in thousands)	Hedged Items – Amount of Gain/(Loss) Recognized in Income Attributable to Risk
	Gain/(Loss) Recognized in Income on Derivative	Deposit Liabilities	Fixed Maturity Investments	Ineffective Portion of Hedging Relationship – Gain/(Loss)
Year Ended December 31, 2015
Interest rate exposure	$—
Foreign exchange exposure	—
Total	$—	$—	$—	$—
Year Ended December 31, 2014
Interest rate exposure	$—
Foreign exchange exposure	(15,663)
Total	$(15,663)	$—	$15,407	$(256)
Year Ended December 31, 2013
Interest rate exposure	$—
Foreign exchange exposure	(22,568)
Total	$(22,568)	$—	$23,065	$497

The gains (losses) recorded on both the derivative instruments and specific items designated as being hedged as part of the fair value hedging relationships outlined above along with any associated ineffectiveness in the relationships are recorded through Net realized and unrealized gains (losses) on derivative instruments in the income statement.
Settlement of Fair Value Hedges
A summary of the fair value hedges that have been settled and their impact on results during the indicated years ended December 31 as well as the remaining balance of fair value hedges and average years remaining to maturity are shown below:

Settlement of Fair Value Hedges – Summary (U.S. dollars in thousands, except years)	Fair Value Hedges – Notes Payable and Debt December 31,		Fair Value Hedges – Deposit Liabilities December 31,
	2015	2014	2015	2014
Cumulative reduction to interest expense	$—	$21,624	$103,742	$95,333
Remaining balance	$—	$—	$129,454	$137,862
Weighted average years remaining to maturity	0.0	0.0	21.6	23.2

During the second quarter of 2014, the Company negotiated the termination of one of its larger structured indemnity contracts. This contract had previously been designated as a fair value hedge that was settled. The remaining fair value adjustment of $47.0 million that was being amortized as a reduction of interest expense over the remaining term of the contract was recorded as an adjustment to interest expense at the termination date. As a result of the termination, a net decrease of $28.7 million was recorded to interest expense reflecting the realization of the remaining balance of the fair value hedge adjustment, partially offset by an accretion rate adjustment due to changes in cash flows.
(b) Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation
The Company utilizes foreign exchange contracts to hedge the fair value of certain net investments in foreign operations. During the year ended December 31, 2015 and 2014, the Company entered into foreign exchange contracts that were formally designated as hedges of investments in foreign subsidiaries, the majority of which have functional currencies of either U.K. sterling or the Euro. There was no ineffectiveness in these transactions.
The following table provides the weighted average U.S. dollar equivalent of foreign denominated net assets that were hedged and the resulting derivative gain (loss) that was recorded in the foreign currency translation adjustment, net of tax, account within AOCI for the years ended December 31, 2015 and 2014.

Derivative Instruments Designated as Hedges of the Net Investment in a Foreign Operation – Summary (U.S. dollars in thousands)	2015	2014
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$1,769,106	$2,384,508
Derivative gains (losses) (1)	$106,876	$120,643

____________

(1)
Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.

(c) Derivative Instruments Not Formally Designated As Hedging Instruments
The following table provides the total impact on earnings relating to derivative instruments not formally designated as hedging instruments under GAAP and from the ineffective portion of fair value hedges. The impacts are all recorded through Net realized and unrealized gains (losses) on derivatives in the income statement for the years ended December 31, 2015, 2014 and 2013:

Net Realized and Unrealized Gains (Losses) on Derivative Instruments (U.S. dollars in thousands)	2015	2014	2013
Investment Related Derivatives:
Interest rate exposure	$(2,347)	$15,959	$5,065
Foreign exchange exposure	(1,542)	3,351	(948)
Credit exposure	(2,537)	400	(4,052)
Financial market exposure	(2,190)	411	6,302
Financial Operations Derivatives:
Credit exposure	—	5,023	(2,437)
Other Non-Investment Derivatives:
Foreign exchange exposure	60,319	—	—
Credit exposure	1,375	—	—
Guaranteed minimum income benefit contract	—	2,257	10,457
Modified coinsurance funds withheld contract	45	2,741	(7,086)
Total derivatives not designated as hedging instruments	$53,123	$30,142	$7,301
Amount of gain (loss) recognized in income from ineffective portion of fair value hedges	—	(256)	497
Net realized and unrealized gains (losses) on derivative instruments	$53,123	$29,886	$7,798
Net realized and unrealized gains (losses on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(151,691)	$(488,222)	$—

The Company’s objectives in using these derivatives are explained below.
(c)(i) Investment Related Derivatives
The Company, either directly or through its investment managers, may use derivative instruments within its investment portfolio, including interest rate swaps, inflation swaps, commodity contracts, total return swaps, credit derivatives (single name and index credit default swaps), options, forward contracts and financial futures (foreign exchange, bond and stock index futures), primarily as a means of economically hedging exposures to interest rate, credit spread, equity price changes and foreign currency risk or, in limited instances, for efficient portfolio management. When using cleared (exchange traded) derivatives, the Company is exposed to the credit risk of the applicable clearing house and of the Company's future commissions merchant. When using uncleared (over-the-counter) derivatives, the Company is exposed to credit risk in the event of non-performance by the counterparties under any derivative contracts, although the Company generally seeks to use credit support arrangements with counterparties to help manage this risk.
Investment Related Derivatives – Interest Rate Exposure
The Company utilizes risk management and overlay strategies that incorporate the use of derivative financial instruments primarily to manage its fixed income portfolio duration and net economic exposure to interest rate risks. The Company may also use interest rate swaps to convert certain liabilities from a fixed rate to a variable rate of interest or use them to convert a variable rate of interest from one basis to another.
Investment Related Derivatives – Foreign Exchange Exposure
The Company has exposure to foreign currency exchange rate fluctuations through its operations and in its investment portfolio. The Company uses foreign exchange contracts to manage its exposure to the effects of fluctuating foreign currencies on the value of certain of its foreign currency fixed maturities. These contracts are not designated as specific hedges for financial reporting purposes and, therefore, realized and unrealized gains and losses on these contracts are recorded in income in the period in which they occur. These contracts generally have maturities of twelve months or less.
In addition, certain of the Company's investment managers may, subject to investment guidelines, enter into forward contracts.
Investment Related Derivatives – Credit Exposure
Credit derivatives may be purchased within the Company's investment portfolio in the form of single name and basket credit default swaps and swaptions, which are used to mitigate credit exposure through a reduction in credit spread duration (i.e., macro credit strategies rather than single-name credit hedging) or exposure to securities of selected issuers, including issuers that are not held in the underlying fixed income portfolio.
Investment Related Derivatives – Financial Market Exposure
Stock index futures may be purchased within the Company's investment portfolio in order to create synthetic equity exposure and to add value to the portfolio with overlay strategies where market inefficiencies are believed to exist. From time to time, the Company may enter into other financial market exposure derivative contracts on various indices including, but not limited to, inflation and commodity contracts.
(c)(ii) Financial Operations Derivatives – Credit Exposure
During the fourth quarter of 2014, the remaining financial operations credit derivative exposure, which was written as part of the Company's previous financial lines business and is outside of the Company's investment portfolio, was terminated. The Company has no continuing financial operations derivative credit exposures.
(c)(iii) Other Non-Investment Derivatives
Foreign Exchange Contracts
On January 9, 2015, the Company entered into the FX Forwards with Morgan Stanley Capital Services LLC and Goldman Sachs International. The purpose of the FX Forwards was to mitigate risk of foreign currency exposure related to the Catlin Acquisition. Following the closing of the Catlin Acquisition, the FX Forwards were settled.
In connection with the Catlin Acquisition and the FX Forwards, during the first quarter of 2015 certain foreign exchange contracts utilized to hedge the fair value of certain net investments in foreign operations were de-designated as hedging instruments; subsequently during the second quarter, the hedging relationships were then re-established.
In the fourth quarter of 2015, the Company entered into an average rate option to mitigate the risk of foreign currency exposure to certain GBP-denominated cash flows. The option will mature in the fourth quarter of 2016. Additionally, the Company has a small forward purchase to mitigate exposure to certain NZD-denominated cash flows.
Credit Exposure
During the year ended December 31, 2015, the Company entered into a non-investment-related credit derivative relating to a number of reference pool mortgage tranches associated with actual mortgage loans that were securitized into agency mortgage-backed securities and sold as Structured Agency Credit Risk Notes. At December 31, 2015, there was no reported event of default on this obligation. At December 31, 2015, the notional outstanding related to the derivative was $29.9 million and the Company had recorded a derivative asset of $0.03 million. During the year ended December 31, 2015, the Company recorded Net realized and unrealized gains of $0.1 million relating to this credit derivative. The credit derivative is recorded at fair value based upon models developed by the Company. Significant unobservable inputs considered in the valuation include the impact of changes in interest rates, future default, delinquency and prepayment rates, credit spreads, changes in credit quality, and other market factors.
Guaranteed Minimum Income Benefit Contract
The Company also has derivatives embedded in certain reinsurance contracts. For a certain life reinsurance contract, the Company pays the ceding company a fixed amount equal to the estimated present value of the excess of the guaranteed benefit over the account balance upon the policyholder's election to take the income benefit. The fair value of this derivative is determined based on the present value of expected cash flows.
Modified Coinsurance and Funds Withheld Contracts
The Company has modified coinsurance and funds withheld reinsurance agreements that provide for a return to be paid to the Company based on a portfolio of fixed income securities. As such, the agreements contain an embedded derivative. The embedded derivative is bifurcated from the funds withheld balance and recorded at fair value with changes in fair value recognized in earnings through Net realized and unrealized gains (losses) on derivative instruments.
Modified Coinsurance Funds Withheld Reinsurance Agreements - Life Retrocession Embedded Derivative
In addition, the Company has entered into the GreyCastle Life Retro Arrangements as described in Note 2(c), "Significant Accounting Policies - Total Investments - Investments Related to Life Retrocession Arrangements written on a Funds Withheld Basis," "Note 2(e), "Significant Accounting Policies - Reinsurance," and Note 3(e), "Acquisitions and Disposals - Sale of Life Reinsurance Subsidiary." The embedded derivative related to the GreyCastle Life Retro Arrangements is recorded at fair value with changes in fair value recognized in earnings through Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets.
The change in the value of the life retrocession embedded derivative includes the interest income, realized and unrealized gains and losses on Life Funds Withheld Assets and certain related expenses subsequent to May 30, 2014 as follows:

Components of Life Retrocession Embedded Derivative and Derivative Instruments - Life Funds Withheld Assets:
(U.S. dollars in thousands)	2015	2014
Interest income - Life Funds Withheld Assets	$(193,568)	$(134,634)
Realized and unrealized gains (losses) on Life Funds Withheld Assets	180,134	(318,065)
Other	351	1,868
Net realized and unrealized gains (losses) on life retrocession embedded derivative	$(13,083)	$(450,831)
Net adjustments related to future policy benefit reserves, net of tax	$(125,747)	$(21,786)
Net realized and unrealized gains (losses) on derivative instruments - Life Funds Withheld Assets	$(12,861)	$(15,605)
Net realized and unrealized gains (losses) on life retrocession embedded derivative and derivative instruments - Life Funds Withheld Assets	$(151,691)	$(488,222)

(d) Contingent Credit Features
Certain derivative agreements entered into by the Company or its subsidiaries contain credit rating downgrade provisions that permit early termination of the agreements by the counterparty if collateral is not posted following failure to maintain certain credit ratings from one or more of the principal credit rating agencies. If the Company were required to terminate such agreements early due to a credit rating downgrade, it could potentially be in a net liability position at the time of settlement of such agreements. The aggregate fair value of all derivative agreements containing such rating downgrade provisions that were in a liability position and any collateral posted under these agreements at December 31 for the years indicated were as follows:

Contingent Credit Features - Summary: (U.S. dollars in thousands)	2015	2014
Aggregate fair value of derivative agreements with downgrade provisions in a net liability position	$5,827	$5,770
Collateral posted to counterparty	$—	$—